BETTER 10Q - RESTRUCTURING AND IMPAIRMENTS - Schedule of Restructuring and Impairment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	$ 11,119	$ 166,709	$ 247,693	$ 17,048
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	1,554	94,015	102,261	17,048
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	0	67,274	105,604	0
Impairment Of Right Of Use Asset
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	413	2,494
Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	5,285	0
Gain on Lease Settlement
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	(977)	0
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment expenses (see Note 4)	$ 4,844	$ 2,926	$ 4,042	$ 0